Long-term Debt	6 Months Ended
Jun. 30, 2025
Long-term Debt [Abstract]
Long-term Debt
7.

Long-term debt
The

amount of

long-term debt

shown in

the

accompanying consolidated

balance sheets

is

analyzed as
f ollows:

June 30, 2025 December 31, 2024
Senior unsecured bond 175,000 175,000
Secured long-term debt 324,015 347,590
Total long-term

debt
$ 499,015 $ 522,590
Less: Deferred financing costs

(7,001) (7,973)
Long-term debt, net of deferred financing costs $ 492,014 $ 514,617
Less: Current long-term debt, net of deferred financing

costs,
current (45,292) (45,230)
Long-term debt, excluding current maturities $ 446,722 $ 469,387
8.75% Senior Unsecured Bond
:

In

2024,

the

Company

issued

a

$
175,000

senior

unsecured

bond

maturing

in

July

2029

having

a

US
Dollar fixed-rate coupon of 8.75 % payable semi-annually in arrears in January and July of each year. The proceeds from

the bond

were used

to prepay

the balance

of the

then outstanding

bond and

for working
capital. The bond is callable in whole or in part in July 2027 at a price equal to 103.50 % of nominal value;
in January 2028 at

a price equal to
102.625
% of nominal value;

in July 2028 at

a price equal to
101.75%
and

after

January

2029

at

a

price

equal

to
100.00
%

of

nominal

value.

The

bond

ranks

ahead

of
subordinated

capital

and

ranks

the

same

with

all

other

senior

unsecured

obligations

of

the

Company
other

than

obligations

which

are

mandatorily

preferred

by

law.

The

bond

includes

financial

and

other
covenants and is trading on the Oslo Stock Exchange under the ticker symbol

“DIASH03”.
Secured Term Loans:
Under

the

secured term

loans

outstanding as

of June

30,

2025,
27

vessels of

the

Company’s

fleet

are
mortgaged

with

first

preferred

or

priority

ship

mortgages,

having

an

aggregate

carrying

value

of
$ 573,351
.

Additional

securities

required

by

the

banks

include

first

priority

assignment

of

all

earnings,
insurances,

first

assignment

of

time

charter

contracts

that

exceed

a

certain

period,

pledge

over

the
shares

of

the

borrowers,

manager’s

undertaking

and

subordination

and

requisition

compensation

and
either

a

corporate

guarantee

by

DSI

(the

“Guarantor”)

or

a

guarantee

by

the

ship

owning

companies
(where applicable), financial covenants, as well as operating account assignments. The lenders may also require

additional

security

in

the

future

in

the

event

the

borrowers

breach

certain

covenants

under

the
loan

agreements.

The

secured

term

loans

generally

include

restrictions

as

to

changes

in

management
and ownership

of the

vessels, additional

indebtedness, as

well as

minimum requirements

regarding hull
cover ratio and minimum liquidity per vessel owned by the borrowers, or the Guarantor,

maintained in the
bank accounts of the borrowers, or the Guarantor.

As

of

June

30,

2025

and

December

31,

2024

minimum

cash

deposits required

to

be

maintained

at

all
times

under

the

Company’s

loan

facilities,

amounted

to

$
18,500

and

$
19,000
,

respectively

and

are
included in

restricted cash,

non-current in

the accompanying

consolidated balance

sheets. Furthermore,
the secured term loans

contain cross default provisions and

additionally the Company is

not permitted to
pay

any

dividends

following

the

occurrence

of

an

event

of

default.

All

of

the

Company’s

secured

term
loans bear interest at SOFR plus a margin.
As of June 30, 2025, the Company had the following agreements with banks, either as a borrower or as a guarantor, to guarantee the loans of its subsidiaries:
Nordea

Bank

AB,

London

Branch

(“Nordea”):
On

July

25,

2024,

the

Company

entered

into

a
$ 167,263

loan

agreement,

drawn

on

July

25,

2024,

to

refinance

the

balance

of

the

then

outstanding
loans. The loan is repayable in equal quarterly instalments of $ 4,454 and a balloon instalment of $
64,827
payable on July 25, 2030
.

Export-Import Bank of China:

On January 4,

2017, the Company drew

down $
57,240

under a secured
loan

agreement,

which

is

repayable

in

equal

quarterly

instalments

of

$
954
,

each,

until

its

maturity

on
January 4, 2032 .
DNB Bank

ASA or

DNB:

On June

26, 2023, the

Company entered into

a $
100,000

sustainability linked
loan agreement which was drawn on June 27, 2023, to refinance the outstanding balance of another loan
and

for

working

capital

purposes.

The

loan

is

repayable

in

equal

quarterly

instalments

of

$
3,846

until
December 27, 2029
. The loan is subject to a margin reset

and unless the parties agree on a new margin,
the loan will

be mandatorily repayable

on June 27,

2027. On

July 6, 2023,

the Company entered

into an
interest rate swap with DNB for a notional amount for the 30 % of the loan amount. Under the interest rate swap,

the

Company

pays

a

fixed

rate

and

receives

floating

under

term

SOFR.

The

swap

has

a
termination date

on December

27, 2029,

and a

mandatory break

on June

27, 2027,

according to

which
the swap

will be

terminated if

the loan

is prepaid.

As of

June 30,

2025 and

December 31,

2024, the

fair
value of

the interest

rate swap

was $
391

and $
165
, respectively,

and is

separately presented

in current
and

non-current

liabilities.

During

the

six

months

ended

June

30,

2025

and

2024,

the

Company
recognized a loss of $ 227

and a gain of $
361 , respectively, from the swap valuation separately presented as gain/(loss)

on derivative

instruments in

the accompanying

unaudited interim

consolidated statements
of income.
Danish Ship

Finance A/S

or Danish:

On April

12,

2023, the

Company signed

a term

loan facility

with
Danish,

for

$
100,000

to

refinance

the

outstanding

balance

of

loans

with

other

banks

and

for

working
capital.

On

April

18

and

19,

2023,

the

Company

drew

down

$
100,000

which

was

repayable

in

equal
quarterly instalments

of $
3,301

each and

a balloon

of $
33,972

payable together

with the

last instalment
on

April

19,

2028. On

October

18,

2024, the

Company refinanced

the

outstanding balance

of

this

loan
with

a

loan

which

is

repayable

in

equal

quarterly

instalments of

$
2,533

each

and

a

balloon

of

$
14,323
payable together with the last instalment on April 18, 2031 .
As

of

June

30,

2025

and

December

31,

2024,

the

Company

was

in

compliance

with

all

of

its

loan
covenants.
As of

June 30,

2025, the

maturities of

the Company’s

bond and

debt facilities

throughout their

term, are
shown in the table below and do not include related debt issuance costs.

Period Principal Repayment
Year 1 $ 47,150
Year 2 47,149
Year 3 47,149
Year 4 47,149
Year 5 214,457
Year 6 and

thereafter
95,961
Total $ 499,015